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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 587-3400

Date of fiscal year end:         August 31, 2013

Date of reporting period:      November 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.2%	Maturity	Coupon	Par Value	Value
U.S. Treasury Notes	08/15/15	4.250%	$180,000	$198,984
U.S. Treasury Notes	05/15/16	5.125%	250,000	290,371
U.S. Treasury STRIPs	11/15/16	0.000%	250,000	245,107
U.S. Treasury Notes	11/15/16	7.500%	100,000	127,531
U.S. Treasury Notes	02/28/17	3.000%	350,000	386,641
U.S. Treasury Notes	08/15/19	8.125%	825,000	1,212,493
U.S. Treasury Bonds	08/15/23	6.250%	550,000	799,219
Total U.S. Treasury Obligations (Cost $2,949,633)				$3,260,346

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%	Maturity	Coupon	Par Value	Value
Federal Agricultural Mortgage Corporation - 1.5%
Federal Agricultural Mortgage Corporation	07/27/16	2.000%	$584,000	$613,018

Federal Farm Credit Bank - 0.8%
Federal Farm Credit Bank	11/15/19	5.150%	250,000	315,299

Federal Home Loan Bank - 5.2%
Federal Home Loan Bank	02/18/15	4.500%	100,000	108,825
Federal Home Loan Bank	06/12/15	2.875%	350,000	371,998
Federal Home Loan Bank	05/15/19	5.375%	500,000	631,587
Federal Home Loan Bank	10/24/22	2.125%	430,000	431,646
Federal Home Loan Bank	12/19/25	3.550%	500,000	500,667
				2,044,723
Federal National Mortgage Association - 1.3%
Federal National Mortgage Association	02/21/19	1.750%	525,000	530,037

Total U.S. Government Agency Obligations (Cost $3,352,065)				$3,503,077

MORTGAGE-BACKED SECURITIES - 37.2%	Maturity	Coupon	Par Value	Value
Corporate - 9.5%
Banc of America Mortgage Securities, Inc.,
Series 2003-4	06/01/33	5.500%	$57,307	$57,857
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6-6A1 (a)	07/25/36	0.460%	108,121	102,237

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.2% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 9.5% (Continued)
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	11/01/17	5.500%	$71,601	$74,300
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	11/01/18	5.000%	59,887	61,114
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	08/01/33	5.250%	259,212	269,417
CS First Boston Mortgage Securities Company,
Series 2002-AR31-4A2 (a)	11/01/32	3.049%	500,000	491,491
CS First Boston Mortgage Securities Company,
Series 2003-11-1A31	06/01/33	5.500%	357,634	368,046
Impac CMB Trust,
Series 2005-4-2A1 (a)	05/25/35	0.510%	198,957	195,838
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	08/01/32	4.936%	260,588	267,949
Master Asset Securitization Trust,
Series 2003-5-1	06/01/33	5.500%	23,515	24,617
Master Asset Securitization Trust,
Series 2003-8-1	09/01/33	5.500%	117,749	122,432
Residential Funding Mortgage Security I, Inc.,
Series 2004-S4-2A6	04/01/19	4.500%	102,327	105,796
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	01/01/32	2.470%	193,866	177,310
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	01/01/32	2.470%	161,000	147,063
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-S3-3A1	05/01/33	5.500%	554,041	589,769
Wells Fargo Mortgage-Backed Securities,
Series 2003-16-3A1	12/01/18	4.750%	690,869	713,072
				3,768,308
Federal Home Loan Bank - 0.1%
FHLB, Series SK-2015-1	08/18/15	5.140%	29,504	31,452

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.2% (Continued)	Maturity	Coupon	Par Value	Value
Federal Home Loan Mortgage Corporation - 18.5%
FHLMC, Series 2882-UJ	08/01/19	4.500%	$190,818	$197,351
FHLMC, Series 2999-ND	07/01/20	4.500%	192,000	207,646
FHLMC, Series 2574-JN	12/01/22	4.500%	43,597	45,051
FHLMC, Series 2690-TV	11/01/25	4.500%	184,437	203,409
FHLMC, Series 3827-HA	11/01/25	3.500%	202,958	225,029
FHLMC, Series 4011-ML	03/01/27	3.000%	500,000	542,162
FHLMC, Series 3113-QC	10/01/31	5.000%	63,361	63,425
FHLMC, Series 3096-LC	11/01/31	5.000%	80,176	80,583
FHLMC, Series 2694-QH	03/01/32	4.500%	128,805	131,912
FHLMC, Series 2750-NE	04/01/32	5.000%	238,486	243,266
FHLMC, Series 2700-PG	05/01/32	4.500%	278,198	288,281
FHLMC, Series 2882-BA	10/01/32	5.000%	6,153	6,168
FHLMC, Series 2733-TD	11/01/32	5.000%	39,251	40,336
FHLMC, Series 2760-PD	12/01/32	5.000%	263,043	272,190
FHLMC, Series 2797-PG	01/01/33	5.500%	254,564	263,086
FHLMC, Series 2943-HE	03/01/33	5.000%	68,633	69,709
FHLMC, Series 2928-NE	04/01/33	5.000%	487,139	494,312
FHLMC, Series 2889-OG	05/01/33	5.000%	442,253	454,414
FHLMC, Series 2911-UE	06/01/33	5.000%	486,630	501,095
FHLMC, Series 3793-UA	06/01/33	4.000%	393,065	412,550
FHLMC, Series 2869-BG	07/01/33	5.000%	179,335	185,755
FHLMC, Series 2874-LD	08/01/33	5.000%	391,115	404,942
FHLMC, Series 2785-GD	10/01/33	4.500%	48,772	52,800
FHLMC, Series 3037-ND	01/01/34	5.000%	455,000	473,640
FHLMC, Series 3210-PC	04/01/34	6.000%	146,625	150,613
FHLMC, Series 3456-NA	10/01/34	5.250%	55,843	56,155
FHLMC, Series 3017-MK	12/01/34	5.000%	81,298	85,642
FHLMC, Series 4011-NP	07/01/39	3.000%	371,163	379,015
FHLMC, Series 3843-JA	04/01/40	4.000%	423,223	443,703
FHLMC, Series 4017-MA	03/01/41	3.000%	349,042	355,725
				7,329,965
Federal National Mortgage Association - 8.0%
FNMA, Series 2003-89-LC	09/01/18	4.500%	159,741	170,498
FNMA, Series 2002-97-EL	07/01/22	5.000%	23,398	23,615
FNMA, Series 2003-83-PG	06/01/23	5.000%	119,273	127,392
FNMA, Series 2010-86-V	05/01/28	4.000%	459,655	487,184
FNMA, Series 2005-80-BA	04/01/29	5.000%	201,464	220,210
FNMA, Series 2003-69-GJ	12/01/31	3.500%	48,175	48,830
FNMA, Series 2004-8-GD	10/01/32	4.500%	172,630	178,053

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.2% (Continued)	Maturity	Coupon	Par Value	Value
Federal National Mortgage Association - 8.0% (Continued)
FNMA, Series 2005-29-QD	08/01/33	5.000%	$703,000	$729,676
FNMA, Series 2005-1-HE	09/01/33	5.000%	446,082	462,745
FNMA, Series 2005-86-WD	03/01/34	5.000%	295,000	310,492
FNMA, Pool #MA0584	10/01/40	4.500%	381,990	403,383
				3,162,078
Government National Mortgage Association - 1.1%
GNMA, Series 2005-25-VB	01/01/24	5.000%	350,000	360,226
GNMA, Series 2001-65-PH	11/01/28	6.000%	84,549	85,109
GNMA, Series 2007-53-GA	10/01/33	5.500%	7,062	7,078
				452,413

Total Mortgage-Backed Securities (Cost $14,675,894)				$14,744,216

MUNICIPAL BONDS - 4.7%	Maturity	Coupon	Par Value	Value
Florida State Department of Environmental Protection, Series B, Preservation Revenue,	07/01/21	6.026%	$250,000	$299,678
Irvine, California, Unified School District, Special Tax, Revenue,	09/01/17	5.395%	155,000	164,360
North Carolina State Municipal Power Agency #1, Catawba Electric, Series C, Revenue,	01/01/24	3.042%	125,000	125,000
North Carolina State Municipal Power Agency #1, Catawba Electric, Series C, Revenue,	01/01/25	3.222%	245,000	245,000
North Carolina State Municipal Power Agency #1, Catawba Electric, Series C, Revenue,	01/01/26	3.392%	550,000	550,000
North Carolina State Municipal Power Agency #1, Catawba Electric, Series C, Revenue,	01/01/32	3.922%	300,000	300,000
Puerto Rico Infrastructure Financing Authority, Port Authority Project, Series A, Revenue,	06/15/13	2.990%	200,000	201,216

Total Municipal Bonds (Cost $1,825,599)				$1,885,254

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 0.3%	Maturity	Coupon	Par Value	Value
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4 (Cost $121,922)	02/01/26	5.840%	$118,772	$122,575

CORPORATE BONDS - 37.8%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 4.9%
AutoZone, Inc.	11/15/20	4.000%	$450,000	$493,055
Macy's Retail Holdings, Inc.	02/15/43	4.300%	225,000	217,979
NBCUniversal Media, LLC	04/01/21	4.375%	405,000	459,900
SABMiller Holdings, Inc., 144A	01/15/17	2.450%	400,000	419,125
Yum! Brands, Inc.	11/01/20	3.875%	305,000	335,921
				1,925,980
Consumer Staples - 1.1%
Altria Group, Inc.	05/05/21	4.750%	400,000	456,316

Energy - 4.7%
Boardwalk Pipelines, LLC	09/15/19	5.750%	415,000	473,409
Kinder Morgan Energy Partners, L.P.	09/01/22	3.950%	400,000	426,541
Southwest Gas Corporation	04/01/22	3.875%	510,000	566,341
Williams Partners, L.P.	11/15/21	4.000%	380,000	408,500
				1,874,791
Financials - 6.8%
American Express Credit Corporation	03/24/17	2.375%	425,000	446,736
Citigroup, Inc.	08/09/20	5.375%	400,000	472,031
Fairfax Financial Holdings Ltd., 144A	05/15/21	5.800%	450,000	468,373
Fidelity National Financial, Inc.	05/15/17	6.600%	210,000	237,933
Fidelity National Financial, Inc.	09/01/22	5.500%	210,000	234,182
General Electric Capital Corporation	01/07/21	4.625%	450,000	510,600
International Lease Finance Corporation, 144A	09/01/18	7.125%	290,000	335,675
				2,705,530
Health Care - 3.3%
Cardinal Health, Inc.	06/15/22	3.200%	400,000	414,110
Kaiser Foundation Hospitals, Inc.	04/01/22	3.500%	475,000	501,862
Zimmer Holdings, Inc.	11/30/21	3.375%	380,000	398,160
				1,314,132
Industrials - 4.4%
Ford Motor Credit Company, LLC	12/15/16	8.000%	350,000	422,018
Penske Truck Leasing Company, L.P., 144A	03/15/18	3.375%	450,000	450,464

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.8% (Continued)	Maturity	Coupon	Par Value	Value
Industrials - 4.4% (Continued)
Republic Services, Inc.	05/15/23	4.750%	$400,000	$460,192
Ryder Systems, Inc.	03/01/18	2.500%	400,000	406,734
				1,739,408
Information Technology - 3.7%
Amphenol Corporation	02/01/22	4.000%	450,000	479,285
Arrow Electronics, Inc.	04/01/20	6.000%	440,000	499,655
BMC Software, Inc.	02/15/22	4.250%	500,000	495,992
				1,474,932
Materials - 1.7%
RPM International, Inc.	11/15/22	3.450%	265,000	263,751
Westlake Chemical Corporation	07/15/22	3.600%	400,000	410,702
				674,453
Real Estate - 1.4%
WEA Finance, LLC, 144A	10/01/16	5.700%	470,000	534,730

Telecommunication Services - 2.1%
American Tower Corporation	01/15/18	4.500%	300,000	329,324
Crown Castle Towers, LLC, 144A	08/15/20	4.883%	455,000	518,641
				847,965
Utilities - 3.7%
Duke Energy Corporation	08/15/22	3.050%	450,000	457,336
Exelon Generation Company, LLC	10/01/17	6.200%	450,000	535,247
PPL Energy Supply, LLC	12/15/21	4.600%	425,000	465,880
				1,458,463

Total Corporate Bonds (Cost $14,136,593)				$15,006,700

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $1,186,865)	1,186,865	$1,186,865

Total Investments at Value - 100.0% (Cost $38,248,571)		$39,709,033

Other Assets in Excess of Liabilities - 0.0% (c)		4,142

Net Assets - 100.0%		$39,713,175

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2012.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

1.  Securities Valuation

First Western Fixed Income Fund’s (the “Fund”) securities are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Fund’s investment adviser) under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

For example, fixed income securities held by the Fund are classified as Level 2 since values are provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012, by security type:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,260,346	$-	$3,260,346
U.S. Government Agency Obligations	-	3,503,077	-	3,503,077
Mortgage-Backed Securities	-	14,764,554	-	14,764,554
Municipal Bonds	-	1,885,254	-	1,885,254
Asset-Backed Securities	-	102,237	-	102,237
Corporate Bonds	-	15,006,700	-	15,006,700
Money Market Funds	1,186,865	-	-	1,186,865
Total	$1,186,865	$38,522,168	$-	$39,709,033

As of November 30, 2012, the Fund did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held in the Fund as of November 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

FIRST WESTERN FIXED INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

As of November 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation of securities for federal income tax purposes were as follows:

Cost of portfolio investments	$38,248,571

Gross unrealized appreciation	$1,623,528
Gross unrealized depreciation	(163,066)

Net unrealized appreciation	$1,460,462

4.  Risks Associated with Mortgage-Backed Securities

The Fund invests in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	January 29, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 29, 2013

* Print the name and title of each signing officer under his or her signature.